Note 30 - Long-Term Debt by Contractual Maturity (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Total [Domain Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other Long-Term Debt by Contractual Maturity	€ 28,352	€ 36,977
Long-term debt	136,473	152,083
Total [Domain Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	77,243	77,894
Floating rate	23,944	30,495
Total [Domain Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	5,517	5,297
Floating rate	1,417	€ 1,420
Due in 2020 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other Long-Term Debt by Contractual Maturity	17,291
Long-term debt	38,088
Due in 2020 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	14,317
Floating rate	4,429
Due in 2020 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	1,884
Floating rate	167
Due in 2021 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other Long-Term Debt by Contractual Maturity	1,546
Long-term debt	28,724
Due in 2021 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	19,966
Floating rate	7,212
Due in 2021 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	0
Floating rate	0
Due in 2022 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other Long-Term Debt by Contractual Maturity	773
Long-term debt	14,079
Due in 2022 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	9,885
Floating rate	3,421
Due in 2022 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	0
Floating rate	0
Due in 2023 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other Long-Term Debt by Contractual Maturity	1,213
Long-term debt	12,069
Due in 2023 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	7,896
Floating rate	1,704
Due in 2023 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	30
Floating rate	1,226
Due in 2024 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other Long-Term Debt by Contractual Maturity	1,732
Long-term debt	11,080
Due in 2024 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	7,954
Floating rate	1,356
Due in 2024 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	15
Floating rate	24
Due after 2024 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other Long-Term Debt by Contractual Maturity	5,797
Long-term debt	32,433
Due after 2024 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	17,224
Floating rate	5,823
Due after 2024 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	3,588
Floating rate	€ 0